Product Warranty (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Product Warranties Disclosures [Abstract]
Schedule of movement of product warranty

Movement of product warranty was as follows:

	Three Months Ended March 31,
	2021	2022
Balance at beginning of the period	$19,356	$58,458
Provided during the period	909	2,685
Utilized during the period	(1,160)	(9,712)
Balance at end of the period	$19,105	$51,431

	Year Ended December 31,
	2019	2020	2021
Balance at beginning of the period	$16,565	$18,416	$19,356
Provided for new sales during the period	3,501	3,477	6,447
Provided for pre-existing legacy product	—	—	46,485
Utilized during the year	(1,650)	(2,537)	(13,830)
Balance at end of the year	$18,416	$19,356	$58,458
Product warranty – current	$3,723	$4,296	$20,922
Product warranty – non-current	14,693	15,060	37,536

Schedule of warranty cost
	December 31, 2021	March 31, 2022
Product warranty – current	$20,922	$17,420
Product warranty – non-current	37,536	34,011
Total	$58,458	$51,431